Selected Statement of Operations Data (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and administrative expenses:
General and administrative expenses	$ 1,676	$ 1,393	$ 1,766
General and administrative expense [Member]
General and administrative expenses:
Payroll and related expenses	1,105	1,039	923
Depreciation and amortization	16	18	19
Insurance	42	50	55
Office Expenses	58	69	68
Professional services	326	242	276
Allowance for doubtful accounts and bad debts	0	(245)	245
Other	$ 129	$ 220	$ 180